Variable Interest Entities (“VIEs”) (Tables)	12 Months Ended
Dec. 31, 2025
Variable Interest Entities (“VIEs”) [Abstract]
Schedule of Variable Interest Entities

Summarized below is the information related to former VIEs, including net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	122,880	123,593	—
Operating costs and expenses	100,957	92,617	—
Net (loss) income	(13,085)	20,870	—
Net cash generated from operating activities	3,754	1,618	—